Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail) shares in Thousands			1 Months Ended		12 Months Ended
	Sep. 06, 2024 shares	Oct. 01, 2021 shares	Jan. 31, 2024 shares ¥ / shares	Nov. 30, 2023 shares	Dec. 31, 2025 shares ¥ / shares	Dec. 31, 2024 shares ¥ / shares	Dec. 31, 2023 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stocks granted | shares	16,500	15,000	5,722	372
Stocks forfeited | shares					(255)	(4,965)
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1 | shares			372		2,919	372	1,984
Stocks granted | shares						5,722	372
Stocks exercised | shares					(2,907)		(1,966)
Stocks forfeited | shares					(12)	(3,175)	(18)
Balance at December 31 | shares					0	2,919	372
Options exercisable, end of year | shares					0	0	0
Exercise Price Per Share, Beginning | ¥ / shares			¥ 14.5		¥ 14.4	¥ 14.5	¥ 10.7
Exercise Price Per Share, Options granted | ¥ / shares						14.4	14.5
Exercise Price Per Share, Options exercised | ¥ / shares					14.4		10.8
Exercise Price Per Share, Options forfeited | ¥ / shares					14.5	14.4
Exercise Price Per Share, Ending | ¥ / shares					0	14.4	14.5
Exercise Price Per Share, Options exercisable, end of year | ¥ / shares					¥ 0	0	0
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of restricted stocks granted (RMB) | ¥ / shares						12.4	13
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of restricted stocks granted (RMB) | ¥ / shares						¥ 11.6	¥ 12.2